Foreign currency gains (losses), net (Tables)	12 Months Ended
Dec. 31, 2023
Foreign currency gains (losses), net
Summary of foreign currency gains and losses, net

	Years Ended December 31,
in €‘000	2023	2022	2021
Foreign currency gains	65,594	101,627	39,720
Foreign currency losses	(42,389)	(74,937)	(34,283)
Total	23,205	26,690	5,437